PGIM Jennison Natural Resources Fund
Schedule of Investments as of July 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 98.5%
Common Stocks 98.1%
Agricultural Products 2.5%
Bunge Ltd.	150,115	$13,860,118
Darling Ingredients, Inc.*	95,872	6,642,012
		20,502,130
Aluminum 1.0%
Alcoa Corp.	88,997	4,529,057
Constellium SE*	237,373	3,472,767
		8,001,824
Coal & Consumable Fuels 0.8%
Cameco Corp. (Canada)	218,469	5,629,946
Thungela Resources Ltd. (South Africa)	60,712	1,068,062
		6,698,008
Construction & Engineering 0.7%
Ameresco, Inc. (Class A Stock)*(a)	103,772	5,937,834
Copper 6.3%
ERO Copper Corp. (Brazil)*	979,217	9,688,555
First Quantum Minerals Ltd. (Zambia)	973,999	17,798,272
Freeport-McMoRan, Inc.	427,165	13,477,056
OZ Minerals Ltd. (Australia)	822,742	10,987,918
		51,951,801
Diversified Metals & Mining 5.8%
Anglo American PLC (South Africa)	544,262	19,672,286
Glencore PLC (Australia)*	4,431,953	25,118,989
Hudbay Minerals, Inc. (Canada)	772,224	2,972,992
		47,764,267
Electrical Components & Equipment 1.2%
FREYR Battery SA (Norway)*	640,000	6,387,200
Generac Holdings, Inc.*(a)	12,002	3,220,137
		9,607,337

PGIM Jennison Natural Resources Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Fertilizers & Agricultural Chemicals 2.1%
Corteva, Inc.	148,299	$8,534,607
Nutrien Ltd. (Canada)	106,710	9,140,779
		17,675,386
Gold 5.1%
Agnico Eagle Mines Ltd. (Canada)(a)	284,611	12,235,427
Barrick Gold Corp. (Canada)	1,055,370	16,611,524
Newmont Corp.(a)	208,802	9,454,554
Osisko Mining, Inc. (Canada)*	1,821,975	4,040,771
		42,342,276
Heavy Electrical Equipment 0.5%
Alfen Beheer BV (Netherlands), 144A*	36,400	4,249,277
Industrial Machinery 2.4%
Chart Industries, Inc.*(a)	99,855	19,480,712
Integrated Oil & Gas 9.5%
Chevron Corp.	159,789	26,170,242
Shell PLC (Netherlands), ADR	561,589	29,977,621
Suncor Energy, Inc. (Canada)	278,718	9,459,689
TotalEnergies SE (France), ADR	246,956	12,609,573
		78,217,125
Mortgage REITs 0.8%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	172,910	6,240,322
Oil & Gas Drilling 2.2%
Patterson-UTI Energy, Inc.	1,113,462	18,427,796
Oil & Gas Equipment & Services 9.6%
Cactus, Inc. (Class A Stock)	269,067	11,190,497
Halliburton Co.	882,995	25,871,753
National Energy Services Reunited Corp.*(a)	572,118	4,033,432
ProFrac Holding Corp. (Class A Stock)*(a)	191,000	3,510,580
Schlumberger NV	761,692	28,205,455
TechnipFMC PLC (United Kingdom)*(a)	808,627	6,541,792
		79,353,509
Oil & Gas Exploration & Production 34.6%
Aker BP ASA (Norway), SDR*(a)	112,249	3,879,317

PGIM Jennison Natural Resources Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil & Gas Exploration & Production (cont’d.)
Chesapeake Energy Corp.	172,812	$16,273,706
Chord Energy Corp.(a)	44,511	5,708,091
ConocoPhillips	374,412	36,478,961
Coterra Energy, Inc.(a)	524,876	16,055,957
Devon Energy Corp.	527,878	33,177,132
Diamondback Energy, Inc.	276,043	35,339,025
EQT Corp.	638,089	28,095,059
Hess Corp.(a)	362,773	40,801,079
PDC Energy, Inc.	480,445	31,560,432
Pioneer Natural Resources Co.	106,959	25,343,935
Sintana Energy, Inc. (Canada)*	637,992	49,822
Sintana Energy, Inc. (Canada), Reg D*	1,304,999	101,909
Spartan Delta Corp. (Canada)*	1,138,019	11,828,537
Woodside Energy Group Ltd. (Australia), ADR(a)	43,909	997,173
		285,690,135
Oil & Gas Refining & Marketing 3.7%
Archaea Energy, Inc.*(a)	458,343	7,507,658
Valero Energy Corp.	207,450	22,979,237
		30,486,895
Oil & Gas Storage & Transportation 3.8%
Cheniere Energy, Inc.	208,882	31,244,569
Precious Metals & Minerals 0.0%
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement (original cost $4,469,143; purchased 11/27/07)*^(f)	523,100	95,555
Renewable Electricity 1.4%
Orron Energy AB (Sweden)	118,036	145,721
Sunnova Energy International, Inc.*(a)	425,897	11,081,840
		11,227,561
Semiconductor Equipment 1.8%
Enphase Energy, Inc.*	52,810	15,007,546
Silver 0.7%
MAG Silver Corp. (Canada)*	412,756	5,753,539
Specialty Chemicals 0.4%
Livent Corp.*(a)	134,938	3,358,607

PGIM Jennison Natural Resources Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Steel 1.2%
Steel Dynamics, Inc.	127,776	$9,951,195

Total Common Stocks (cost $526,584,152)		809,265,206
Preferred Stock 0.4%
Oil & Gas Refining & Marketing
Raizen SA (Brazil) (PRFC) (cost $6,331,406)	4,466,764	3,815,755

Total Long-Term Investments (cost $532,915,558)		813,080,961

Short-Term Investments 13.4%
Affiliated Mutual Fund 11.4%
PGIM Institutional Money Market Fund (cost $93,601,698; includes $93,443,297 of cash collateral for securities on loan)(b)(we)	93,726,472	93,632,746
Unaffiliated Fund 2.0%
Dreyfus Government Cash Management (Institutional Shares) (cost $16,743,617)	16,743,617	16,743,617

Total Short-Term Investments (cost $110,345,315)		110,376,363

TOTAL INVESTMENTS 111.9% (cost $643,260,873)		923,457,324
Liabilities in excess of other assets (11.9)%		(98,309,412)

Net Assets 100.0%		$825,147,912

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
PRFC—Preference Shares
Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.
REITs—Real Estate Investment Trust
SDR—Sweden Depositary Receipt

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $95,555 and 0.0% of net assets.

PGIM Jennison Natural Resources Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $95,444,137; cash collateral of $93,443,297 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $4,469,143. The aggregate value of $95,555 is 0.0% of net assets.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).